Post balance sheet events (Details) £ in Millions, shares in Millions, $ in Millions				12 Months Ended
	Jan. 19, 2022 USD ($)	Dec. 20, 2021 GBP (£) shares	Nov. 03, 2021 USD ($)	Oct. 31, 2021 USD ($)		Oct. 31, 2019 USD ($)	Jan. 17, 2022 USD ($)	Oct. 31, 2020 USD ($)
Post Balance Sheet Events [Abstract]
Shares repurchased				$ 27.2	[1]	$ 710.0
Cash consideration			$ 375.0
Borrowings				4,548.4				$ 4,640.3
Term Loans [Member]
Post Balance Sheet Events [Abstract]
Borrowings				$ 1,600.0
Subsequent Events [Member] | SOFR [Member]
Post Balance Sheet Events [Abstract]
Swap rate basis	1 month
Notional amount	$ 750.0
Maturity date	Feb. 28, 2027
Fixed interest rate	1.656%
Subsequent Events [Member] | Term Loans [Member]
Post Balance Sheet Events [Abstract]
Borrowings							$ 1,600.0
Subsequent Events [Member] | Digital Safe [Member]
Post Balance Sheet Events [Abstract]
Cash consideration			$ 375.0
Subsequent Events [Member] | Micro Focus Employee Benefit Trust [Member]
Post Balance Sheet Events [Abstract]
Share repurchases (in shares) | shares		12
Shares repurchased | £		£ 43.4

[1]	During the 12 months ended October 31, 2021 the Micro Focus Employee Benefit Trust (“EBT”) purchased four million of the Group’s shares from the market. The EBT will hold these shares to satisfy future exercises of share options. In accordance with the requirement of IFRS 10 the EBT is treated as if it is a subsidiary of the Group. As a result, the purchase of shares held by the EBT is reported as a purchase of Treasury shares by the Group.